Stradley Ronon Stevens & Young, LLP

Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

JCorriero@stradley.com

(215) 564-8528

June 27, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Virtus ETF Trust II (the “Trust”)
File Nos. 333-206600 and 811-23078

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Virtus Enhanced Short U.S. Equity ETF, a series of the Trust, would not have differed from those filed in Post-Effective Amendment No. 32, Amendment No. 34 (the “Amendment”), to the Trust’s Registration Statement on Form N-1A.

The Amendment was filed with the U.S. Securities and Exchange Commission electronically on April 3, 2017 (Accession No. 0000891092-17-002925). If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:    William Smalley

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